CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Time charter and voyage revenues	$ 410,166	$ 327,558	$ 767,173	$ 631,670
Time charter and voyage expenses (including $4,837, $4,023, $9,170 and $7,871 to related parties)	(45,633)	(31,215)	(76,551)	(61,232)
Vessel operating expenses (including $12,852, $12,802, $25,549 and $25,532 to related parties)	(95,544)	(97,404)	(190,546)	(192,246)
General and administrative expenses	(24,400)	(23,422)	(48,232)	(45,394)
Depreciation and amortization	(82,955)	(80,785)	(164,612)	(159,430)
Amortization of unfavorable lease terms	941	2,912	3,586	5,792
Gain/ (loss) on sale of vessels, net	32,952	5,601	41,536	(329)
Interest expense and finance cost, net	(29,321)	(33,485)	(59,920)	(66,995)
Interest income	4,103	3,069	7,362	6,463
Other expense, net	(2,390)	(2,882)	(5,533)	(6,625)
Net income	167,919	69,947	274,263	111,674
Other comprehensive income/ (loss)
Unrealized gain/ (loss) on cash flow hedges	971	(543)	1,696	(2,314)
Total other comprehensive income/ (loss)	971	(543)	1,696	(2,314)
Total comprehensive income	168,890	69,404	275,959	109,360
Net income
Common Unitholders	164,393	68,478	268,504	109,329
General Partner	$ 3,526	$ 1,469	$ 5,759	$ 2,345
Earnings per unit (see Note 13):
Earnings per common unit, basic	$ 5.78	$ 2.34	$ 9.42	$ 3.72
Earnings per common unit, diluted	$ 5.78	$ 2.34	$ 9.42	$ 3.72